RELEVANT EVENTS	12 Months Ended
Dec. 31, 2017
Relevant Events
RELEVANT EVENTS

 NOTE 3 RELEVANT EVENTS

As of December 31, 2017, the following material events affecting the operations of the Bank and its subsidiaries or the Consolidated Financial Statements have occurred:

ITAÚ CORPBANCA

a.         Distribution of Dividends.

On March 13, 2017, the Bank´s Board of Directors (the “Board”) agreed to propose to the Bank’s shareholders at the Annual Ordinary Meeting to be held on March 27, 2017, the distribution of 30% of profit for the year 2016, or MCh$618, as a dividend to the shareholders of all 512,406,760,091 shares validly issued by the Bank, resulting in a dividend of Ch$0.001205475 per share.

At the Annual Ordinary Meeting of the shareholders of Itaú Corpbanca, held on March 27, 2017, the shareholders approved the following:

1.- Distribution of 30% of profit for the year 2016, or MCh$618, as dividends to shareholders, resulting in a dividend of Ch$0.001205475 per share entitled to dividends.

2.- The final appointment of the following directors: Messrs. Pedro Samhan Escándar, Eduardo Mazzilli de Vassimon and Andrés Bucher Cepeda, who shall hold office until the next Annual General Meeting, at which time all Board members must be renewed. Mr. Pedro Samhan Escándar was appointed as an independent director, in accordance with article 50 bis of the Chilean Corporations Act.

b.         Modifications to the Board

On February 23, 2017, the Board of Itaú Corpbanca was notified of and accepted the resignation of the director Nicolás Abovic Wiegand. On that same date, the Board of Itaú Corpbanca appointed Mr. Andrés Bucher Cepeda to replace him. Mr. Bucher shall hold office until the next Annual Ordinary Meeting, at which time shareholders shall ratify his appointment.

c.          Amendments to Transaction Agreement

In an ordinary meeting of the Board of Directors’ committee of Itaú Corpbanca on December 19, 2016, and an ordinary meeting of the Board of Itaú Corpbanca on December 20, 2016, the following amendments to the Transaction Agreement were approved:

1. The acquisition of Itaú Colombia. The obligation of the parties to cause Itaú Corpbanca to acquire all of the outstanding shares of Itaú Colombia or to carry out a merger of Banco Corpbanca Colombia with Itaú Colombia was amended and replaced with the obligation of the parties to cause Banco Corpbanca Colombia to acquire the assets and liabilities of Itaú Colombia in accordance with the terms and conditions agreed by Banco Corpbanca Colombia and Itaú Colombia on November 1, 2016 (the “Colombian Acquisition”). This agreement also contemplates the rendering of certain services by Banco Corpbanca Colombia in favor of Itaú Colombia and the hiring of the senior management of Itaú Colombia by Banco Corpbanca Colombia. The Colombian Acquisition will be carried out as soon as practicable once the same has been approved by the Colombian Financial Superintendency (the “CFS”). The CFS has been informed that the Colombian Acquisition was already approved by the shareholders of Corpbanca Colombia.

2. The acquisition of shares of Banco Corpbanca Colombia. The acquisition by Itaú Corpbanca of the shares of Banco Corpbanca Colombia held by CorpGroup (currently representing 12.36% of shares outstanding), which was previously agreed to be carried out no later than January 29, 2017, will be postponed until January 28, 2022, subject to receipt of the applicable regulatory approvals

3.            Registry of the Shares of Banco Corpbanca Colombia. Itaú Corpbanca and CorpGroup will carry out commercially reasonable efforts, in accordance with the shareholders agreement of Banco Corpbanca Colombia, to cause Banco Corpbanca Colombia to (i) be registered as a public company in the National Registry of Securities and Issuers of the CFS, and (ii) have its shares listed in the Colombian Stock Market (the “CSM”).

Once the abovementioned registry and listing have been obtained, CorpGroup will be permitted to sell all of its shares, or a portion thereof, of Banco Corpbanca Colombia in the CSM, subject to a right of first offer granted to Itaú Corpbanca. The shares sold by CorpGroup in the CSM will be deducted from the shares that Itaú Corpbanca must acquire from CorpGroup on January 28, 2022.

d.         Transfer of Ownership SMU Corp S.A.

On January 30, 2017, Itaú Corpbanca transferred all of its shares in SMU Corp S.A., equivalent to 51%. As a result, that company is no longer a subsidiary of the Bank. The shares were acquired by Inversiones Monserrat S.A.

e.          Lawsuit Brought by Helm LLC against Itaú Corpbanca

On December 20, 2016, Helm LLC filed a lawsuit in the New York State Supreme Court (“the State Court Lawsuit”) and a Request for Arbitration before the ICC International Arbitration Court (the “Arbitration”), against Itaú Corpbanca, alleging certain breaches of contract.

These alleged breaches refer to (i) the amended shareholder agreement of HB Acquisition S.A.S. dated July 31, 2013 (“SHA”) and (ii) the Transaction Agreement (“TA”) dated January 29, 2014, as amended, which governs, among other matters, the merger between Itaú Chile S.A. and Corpbanca, by which Itaú Corpbanca was formed, and the potential acquisition by Itaú Corpbanca of certain shares of Corpbanca Colombia (the “Acquisition of the Shares under the TA”) on or before January 29, 2017.

In the State Court Lawsuit, Helm LLC sought an injunction to support the arbitration to prevent the Acquisition of the Shares from taking place, which, as reported by Itaú Corpbanca as a relevant event on December 20, 2016, was postponed until January 28, 2022.

On December 30, 2016, Itaú Corpbanca filed its response to the motions filed by Helm LLC in accordance with the State Court Lawsuit and, later, on January 26, 2017, Helm LLC filed a notice to withdraw the State Court Lawsuit. The Arbitration has begun in accordance with applicable procedures.

In its lawsuit, Helm LLC pursues, among other things, compensation that would correspond to the value it estimates and claim a change of its shares in Itaú Corpbanca Colombia, plus interest. On February 14, 2017, the defendants responded to the Helm LLC lawsuit, rejecting their claims in full. Also, Itaú CorpBanca and CorpGroup Holding Inversiones Ltda. filed a counterclaim against Helm LLC for non-compliance with the SHA, according to which they pursue, among other things, the termination of the aforementioned SHA is declared, on 19 April 2017, Helm LLC submitted its response to this counterclaim. The arbitration procedure has continued in accordance the judicial proceedings and the probationary period are expected to take place in July 2018. Itaú Corpbanca estimates that the claim of Helm LLC has no merit and will proceed to defend its rights under the SHA and the legislation applicable.

f.           Fine for Exceeding Credit Margins

Via Ruling No. 16,191 dated December 30, 2015, the SBIF fined Corpbanca MCh$21,765 (see Note 21 “Contingencies, Commitments and Responsibilities”) for violations of credit margins established in articles 84-1 and 85 of the Chilean General Banking Law (“GBL”) related to Chapter 12-3 of the SBIF’s Updated Standards. On January 18, 2016, Corpbanca filed an appeal with the Santiago Court of Appeals to challenge the fine in conformity with the GBL. On August 31, 2016, the Court of Appeals ruled in favor of Corpbanca and rendered all fines null and void. Five business days later, the SBIF filed a complaint against the appellate court ministers, was heard by the Supreme Court under Case No. 62,128-2016.

On May 9, 2017, the Supreme Court dismissed the complaint filed by the SBIF disagreeing with the aforementioned final ruling issued by the Santiago Court of Appeals. Therefore, the appeal filed by the Bank to render the SBIF fines null and void was accepted, consequently declaring the fines unlawful.

g.         SBIF Ruling

Through a resolution dated June 30, 2017, served to Itaú Corpbanca (the “Bank”) on July 17, 2017, the Superintendence of Banks and Financial Institutions (“SBIF”) resolved, among other matters, the continuation of the administrative proceeding against the Bank for alleged violations of individual credit limits in granting certain loans to Norte Grande S.A., Potasios de Chile S.A. and Sociedad de Inversiones Pampa Calichera S.A.,  the same transactions which were the basis for the fines rendered null and void by the Santiago Court of Appeals on August 31, 2016.

On July 19, 2017, the Bank filed a motion against that resolution for considering against the law, among other reasons, because there is no administrative proceeding in existence to be continued by the SBIF against the Bank, as resolved by the Santiago Court of Appeals and by Chilean Supreme Court, which dismissed the complaint filed by the SBIF against that resolution. In accordance with a resolution dated July 24, 2017, the SBIF dismissed the aforementioned motion, claiming that the proceeding is in the investigation stage and that the Bank is not formally party to any administrative proceeding.

On October 23, 2017, the Bank received a communication from the SBIF, filing charges against Itaú Corpbanca for the same operations above-mentioned. The Bank has the conviction that this administrative procedure is not in accordance with applicable law and the Bank will exercise the defenses granted by the law to that extent. On November 22, 2017, the Bank filed its response with the SBIF with its defense in substantive and procedural matters. The trial period for this administrative procedure carried on by the SBIF has ended.

h.         Increase in Shareholding of Itaú Unibanco Holding S.A.

On September 15, 2017, Itaú Unibanco Holding S.A. acquired 1,800,000 shares of Itaú Corpbanca. As a result of this acquisition, its interest in Itaú Unibanco has increased from 35.71% to 36.06%, with no modifications to the corporate governance within Itaú Corpbanca.

The shares of the Bank were acquired by purchasing 100% of the shares of CGB III SpA, which currently holds the shares of the Bank.

CORPBANCA ADMINISTRADORA GENERAL DE FONDOS S.A.

a.         Merger Date Postponed.

At an extraordinary Board meeting held January 25, 2017, the Board agreed to render null and void the merger agreement (with Itaú Chile Administradora General de Fondos S.A.) and the amended bylaws  that were agreed upon on September 30, 2016, at an Extraordinary Shareholders’ Meeting. They also agreed to initiate, as soon as possible, a new merger process to integrate the businesses of both companies and to request the corresponding authorizations.

b.         Merger

At an Extraordinary Shareholders’ Meeting held on June 30, 2017, the shareholders agreed to approve the related party transaction by which the company would merge with Itaú Chile Administradora General de Fondos S.A., and they approved the merger of the subsidiaries of Itaú Corpbanca, Corpbanca Administradora General de Fondos S.A.—absorbed company—and Itaú Chile Administradora General de Fondos S.A.—absorbing company—by which the latter would incorporate the former.

On December 29, 2017, the merger became effective. There was no impact to the Consolidated Financial Statements.

ITAÚ CHILE ADMINISTRADORA GENERAL DE FONDOS S.A.

a.         Merger Date Postponed.

At an Extraordinary Shareholders’ Meeting held on January 25, 2017, the Bank´s shareholders agreed to render null and void the merger agreement (with Corpbanca Administradora General de Fondos S.A.) and the amended bylaws agreed upon on September 30, 2016. The shareholders also agreed to initiate, as soon as possible, a new merger process to integrate the businesses of both companies and to request the corresponding authorizations.

b.         Merger

At an Extraordinary Shareholders’ Meeting held on June 30, 2017, the shareholders agreed to approve the related party transaction by which the company would merge with Corpbanca Administradora General de Fondos S.A., and they approved the merger of the subsidiaries of Itaú Corpbanca, Corpbanca Administradora General de Fondos S.A.—absorbed company—and Itaú Chile Administradora General de Fondos S.A.—absorbing company—by which the latter would incorporate the former.

On December 29, 2017, the merger became effective. There was no impact to the consolidated financial statements.

ITAÚCORPBANCA CORREDORES DE BOLSA S.A.

a.         Merger of Subsidiaries.

On January 1, 2017, the merger of Corpbanca Corredores de Bolsa S.A. and Itaú BBA Corredor de Bolsa Ltda. took place, by which the latter absorbed the former. The new resulting company is the legal successor of Corpbanca Corredores de Bolsa S.A., and its new corporate name is Itaú Corpbanca Corredores de Bolsa S.A.

ITAU CHILE CORREDORA DE SEGUROS LIMITADA

a.         Merger Approved by SBIF

On June 30, 2017, the SBIF authorized the merger of Itaú Chile Corredora de Seguros Limitada and Corpbanca Corredores de Seguros S.A.

b.         Merger Approved

On June 30, 2017, the partners of Itaú Chile Corredora de Seguros Limitada approved the company’s merger with Corpbanca Corredores de Seguros S.A., by which the latter would incorporate the former. The merger must comply with certain conditions and deadlines established in the merger agreement.

CORPBANCA CORREDORES DE SEGURO S.A.

a.         Merger Approved by SBIF.

On June 30, 2017, the SBIF authorized the merger of Itaú Chile Corredora de Seguros Limitada and Corpbanca Corredores de Seguros S.A.

b.         Merger Approved

On June 30, 2017, the shareholders of Corpbanca Corredores de Seguros S.A., approved the company’s merger with Itaú Chile Corredora de Seguros Limitada, by which the latter would incorporate the former. The merger must comply with certain conditions and deadlines established in the merger agreement.

The merger process to integrate the businesses of both brokers will be effective during 2018.

BANCO CORPBANCA COLOMBIA S.A.

a.         Profit Distribution

At the Annual General Meeting in March 2017, the shareholders agreed to record the losses for the year 2016 of MCh$150,926 in the 2017 financial statements as prior year losses.

b.         Bylaw Amendments

At the Annual General Meeting held on March 28, 2017, the shareholders agreed to change the Bank’s corporate name to Itaú Corpbanca Colombia S.A., and permit the use of Itaú or Banco Corpbanca or Corpbancato refer to the Bank.

The bylaw amendment to modify the name of the following subsidiaries was also registered in the mercantile registry:

Previous Legal Name	New Legal Name	New Commercial Name

Helm Fiduciaria S.A.	Itaú Asset Managment Colombia S.A. Sociedad Fiduciaria	Itaú Asset Managment Itaú Fiduciaria
CorpBanca Investment Trust Colombia S.A.	Itaú Securities Services Colombia S.A. Sociedad Fiduciaria	Itaú Securities Services
Helm Comisionista de Bolsa S.A.	Itaú Comisionista de Bolsa Colombia S.A.	Itaú Comisionista de Bolsa
Helm Casa de Valores Panamá	Itaú Casa de Valores S.A.	Itaú Casa de Valores
Helm Bank Panamá	Itaú (Panamá) S.A.	Itaú

c.          Transfer of Financial Assets and Liabilities from Itaú BBA Colombia S.A. to Banco Itaú Corpbanca Colombia S.A.

As established in the agreement to transfer financial assets, liabilities and contracts signed on June 1, 2017, between Itaú Corpbanca Colombia S.A., as transferee, and Itaú BBA Colombia S.A. Corporación Financiera, as assignor, the procedure of notifying the contracting parties of the transfer was completed on June 16, 2017. In relation to this transaction, Banco Itaú Corpbanca Colombia S.A. paid MCh$33,205 to Itaú BBA Colombia S.A. Corporación Financiera.

d.         Investments

On December 22, 2017, Itaú Corpbanca Colombia performed consummated the exchange of Deceval shares for shares of the Colombian Stock Exchange, in compliance with the previously executed Subscription Framework Contract.

Two subsidiaries of the Bank, Itaú Securities Services S.A. and Itaú Asset Management also consummated the exchange of Deceval shares for shares of the Colombian Stock Exchange.

ITAU CORPBANCA NEW YORK BRANCH

a.         Capital increase

Itaú Corpbanca Branch New York had two capital increases during the year 2017: the first for US$30 million in June and the second for US$60 million in December.

ITAU CORPBANCA RECAUDACIONES Y COBRANZAS S.A.

a. Capital increase

On September 29, 2017 a capital increase of MCh $ 4,446 was agreed, where 502,287 nominal shares of one series were issued without a nominal value.

b. Acquisition of Recuperadora de Crédito Limitada

On October 2, 2017, a subsidiary of Itaú Corpbanca Recaudaciones y Cobranzas S.A. completed the purchase and absorption of 100% of the interest ownership in Recuperadora de Credito Limitada, a company formerly controlled by Itaú Chile Inversiones, Servicios y Administración S.A.. Recaudaciones y Cobranzas is the legal continuation of the absorbed entity.

Recuperadora de Credito Limitada had the purpose of providing judicial and extrajudicial collection services of credits, which as of the date of the consummation of the acquisition will be rendered by Itaú Corpbanca Recaudaciones y Cobranzas S.A..

Due to the foregoing, an effect in equity due to the merger was recognized, amounting to MCh$ (3,977).